Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash	$ 94	$ 94	$ 94
Deferred offering costs and other assets	1,581,384	1,449,930	268,488
Total Assets	1,581,478	1,450,024	268,582
Liabilities and Partners’ Equity (Deficit):
Due to general partner member	1,493,480	1,232,675	271,338
Accrued expenses	420,000	390,000	6,300
Total Liabilities	1,913,480	1,622,675	277,638
Limited partner’s capital	(328,682)	(170,924)	(8,965)
General partner’s capital	(3,320)	(1,727)	(91)
Total Partners’ Equity (Deficit)	(332,002)	(172,651)	(9,056)
Total Liabilities and Partners’ Equity (Deficit)	$ 1,581,478	$ 1,450,024	$ 268,582